RELATED PARTY TRANSACTIONS (Details Narrative)					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 20, 2024 USD ($)	Mar. 20, 2023 USD ($)	Sep. 30, 2020 USD ($)	Jul. 16, 2020 USD ($)	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Debt interest rate		8.00%		3.75%	12.00%		12.00%
Principal amount		$ 405,314
Proceeds from notes payable								$ 513,200
Amortization of debt discount							$ 1,187	213,036	$ 242,095	$ 6,566
Accrued interest		$ 96,063
Purchase orders | Integer					5		5		5
Purchase obligation									$ 99,653	119,279
Accrued interest payable					$ 432,748		$ 432,748		1,347,787	1,591,023
Purchase obligation					17,321	$ 63,175	19,470	83,790
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable			$ 150,000	$ 150,000
Amortization of debt discount					0	$ 971	0	$ 2,284	3,062	0
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount					123,650		123,650		123,650	151,150
Proceeds from notes payable										15,000
Related Party [Member] | Sponsor Promissory Note [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 230,000
Debt interest rate	10.00%
Principal amount					123,650		123,650		123,650	255,556
Debt discount										25,556
Proceeds from notes payable										$ 230,000
Amortization of debt discount									25,556
Accrued interest									32,867
Accrued interest payable					$ 36,009		$ 36,009		$ 21,089